Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares Class A	Common Shares Class B	Additional Paid-in Capital	Subscription receivable	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 43,400		$ 53,331,093		$ 1,066,554	$ (47,813,206)	$ (2,388,890)	$ 835,578	$ 5,074,529
Balance (in Shares) at Dec. 31, 2022	433,989
Net income						(11,219,743)		(424,115)	(11,643,858)
Fractional share issued for reverse shares split	$ 154		(154)
Fractional share issued for reverse shares split (in Shares)	1,539
Issuance of common shares	$ 20,000		6,580,000	(5,887,546)					712,454
Issuance of common shares (in Shares)	200,000
Conversion of convertible debt	$ 4,705		987,356						992,061
Conversion of convertible debt (in Shares)	47,057
Issuance of common shares	$ 4,000		1,676,000						1,680,000
Issuance of common shares (in Shares)	40,000
Issuance of common shares	$ 5,000		2,095,000						2,100,000
Issuance of common shares (in Shares)	50,000
Appropriation to statutory reserve					3,328	(3,328)
Foreign currency translation adjustment							168,861	89,192	258,053
Balance at Jun. 30, 2023	$ 77,259		64,669,295	(5,887,546)	1,069,882	(59,036,277)	(2,220,029)	500,655	(826,761)
Balance (in Shares) at Jun. 30, 2023	772,585
Balance at Dec. 31, 2023	$ 120,518		68,876,257		1,072,895	(63,461,282)	(2,253,561)	496,347	4,851,174
Balance (in Shares) at Dec. 31, 2023	1,205,188
Net income						(678,459)		(38,174)	(716,633)
Fractional share issued for reverse shares split	$ 5,643		(5,643)
Fractional share issued for reverse shares split (in Shares)	56,420
Issuance of common shares in private placements, net	$ 100,000		3,869,063						3,969,063
Issuance of common shares in private placements, net (in Shares)	1,000,000
Share-based compensation	$ 6,726		156,043						162,769
Share-based compensation (in Shares)	67,260
Issuance of common shares	$ 150,000		5,850,000						6,000,000
Issuance of common shares (in Shares)	1,500,000
Appropriation to statutory reserve					55,779	(55,779)
Foreign currency translation adjustment							(480,829)	(8,571)	(489,400)
Balance at Jun. 30, 2024	$ 382,887		$ 78,745,720		$ 1,128,674	$ (64,195,520)	$ (2,734,390)	$ 449,602	$ 13,776,973
Balance (in Shares) at Jun. 30, 2024	3,828,868